POST-EMPLOYMENT BENEFITS - Rollforward of the present value of defined benefit obligations (Details) - Present value of the defined benefit obligations - Social security defined benefit plans - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Pension Benefits
Value of actuarial obligations at the beginning of the year	R$ 37,523,363	R$ 33,303,765
Current service cost	72,507	80,782
Interest on actuarial obligation	2,438,460	2,275,724
Benefits paid in the year	(2,554,573)	(2,310,773)
Standard Participant Contributions	33,707	38,280
Effect related to migration of plans	(90,972)
Loss on actuarial obligations arising from remeasurement	(4,767,536)	4,135,585
Actuarial losses arising from changes in financial assumptions	(8,481,160)	3,491,997
Actuarial losses resulting from experience adjustments	3,713,625	643,588
Present value of actuarial obligations at the end of the year	R$ 32,654,956	R$ 37,523,363